Capital and Financial Risk Management - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital And Financial Risk Management Credit Risk [Abstract]
Cash and cash equivalents	$ 149,866	$ 465,708	$ 403,881	$ 132,360
Short-term investments	200,229	0
Trade and other receivables	11,867	3,174
Total	$ 361,961	$ 468,882